Note 23 - Acquisitions (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about business combination [text block]
(thousands of Canadian dollars)
November 30
Assets and liabilities acquired at fair value	2020

Cash	$1,057
Accounts receivable	1,451
Right-of-use assets	2,473
Other assets	1,194
Intangible assets	3,940
Goodwill	5,754
Deferred income tax liability	(898)
Lease obligations	(2,650)
Other liabilities	(2,381)

$9,940